RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ 134	$ (1,392)	$ (257)
Less: current portion	142	317
Long-term portion	276	(1,075)
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(103)	(491)	(188)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(48)	12	(198)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	105	135	247
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(8)	(284)	(61)
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	171	296
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(378)	(935)	$ (353)
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	786	425
Less: current portion	(102)	(124)
Long-term portion	684	301
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	8	9
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	60	86
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	115	159
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	37	0
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	171
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(652)	(1,817)
Less: current portion	244	441
Long-term portion	(408)	(1,376)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(111)	(500)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(108)	(74)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(10)	(24)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(45)	(284)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(378)	(935)
Designated and not Designated as Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	134	(1,392)
Designated and not Designated as Hedging Instruments | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(103)	(491)
Designated and not Designated as Hedging Instruments | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(48)	12
Designated and not Designated as Hedging Instruments | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	105	135
Designated and not Designated as Hedging Instruments | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(8)	(284)
Designated and not Designated as Hedging Instruments | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	171
Designated and not Designated as Hedging Instruments | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(378)	(935)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	128	225
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	3	102
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	106	123
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	19	0
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(92)	(329)
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(41)	(40)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(4)	0
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(10)	(21)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(37)	(268)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	92	29
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	171
Not Designated as Hedging Instrument | Financial Instruments Assets | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	0
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	8	9
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	57	(16)
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	9	36
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	18	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	171
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(560)	(1,488)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(70)	(460)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(104)	(74)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	(3)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(8)	(16)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (378)	$ (935)